Contracts and Agreements (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 0	$ 136,616	$ 148,054	$ 376,156	$ 1,267,036	$ 314,175
NCI Pet [Member]
Agreement expense	0	136,616	148,054	376,156
Patheon [Member]
Agreement expense	$ 0	$ 447,000	$ 0	$ 1,235,000